LEASES - Lease assets obtained in exchange for lease obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LEASES
Operating leases	¥ 11,016	$ 1,552	¥ 47,288	¥ 6,915
Finance leases	¥ 169,350	$ 23,852	¥ 175,324